SUPPLEMENTAL CASH FLOW DISCLOSURE (Changes in non-cash working capital balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Cash flow statement [Abstract]
Trade accounts receivable	$ (135,103)	$ 125,150
Income taxes	12,577	(5,747)
Inventories	(33,744)	320,384
Prepaid expenses, deposits and other current assets	(18,964)	18,199
Accounts payable and accrued liabilities	78,495	(62,476)
Other adjustments to reconcile profit (loss)	$ (96,739)	$ 395,510